LEASES	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES	LEASES
Operating Leases
In September 2017, the Company entered into a seven-year lease agreement as its sole location in La Jolla, California, which contains an initial base rent of approximately $0.1 million per month with 2% annual escalations. In May 2019, the Company executed an amendment to its lease agreement to expand its facilities and began occupying this space in January 2020, which contains an initial base rent of approximately $30,000 per month with 2% annual escalations. Each of these leases expires in June 2025 with an option to extend the lease an additional five years, which is not included in the right-of-use asset and lease liabilities. Payments under each of the lease agreements include base rent plus a percentage of taxes and operating expenses incurred by the lessor in connection with the ownership and management of the property, the latter of which to be determined annually.
In November 2024, the Company entered into a new lease agreement for its existing facilities, or the 2024 Lease Agreement, for the period following the expiration of its two existing leases through June 2028, with an option to extend the lease an additional three years, which is not included in the right-of-use asset and lease liabilities. This agreement did not include any additional square footage. The 2024 Lease Agreement contains initial base rent of approximately $0.2 million per month with 3% annual escalations, plus a percentage of taxes and operating expenses incurred by the lessor in connection with the ownership and management of the property, the latter of which is to be determined annually. The 2024 Lease Agreement also provided for four months of base rent abatement of $0.2 million per month for the period of October 2024 through January 2025.
The Company determined the 2024 Lease Agreement contains a lease which should be accounted for as a single modified contract with its existing lease agreements. As a result, the Company remeasured the operating lease liability, resulting in an increase to its operating lease liability and right-of-use asset of $6.3 million as of the lease’s commencement date, which was determined to be the effective date of the 2024 Lease Agreement. The Company utilized an estimated incremental fully collateralized borrowing rate of 10.2% in its present value calculation as the 2024 Lease Agreement, which does not have a stated rate and did not have a readily determinable implicit rate. The estimated rate was determined using the rate of the 2025 Loan Agreement (as defined below) with Oxford entered into in January 2025.
The operating right-of-use asset and operating lease liability as of December 31, 2024 and December 31, 2023 are as follows (in thousands):

	AS OF DECEMBER 31,
	2024	2023
Operating right-of-use asset	$7,338	$2,952

Operating lease liability
Current	1,595	2,063
Non-current	6,453	1,110
Total operating lease liability	$8,048	$3,173
During the years ended December 31, 2024 and December 31, 2023, the Company recognized operating lease expense of $3.4 million and $3.7 million, respectively. During each of the years ended December 31, 2024 and December 31, 2023, the Company paid $1.7 million and $2.2 million for amounts included in the measurement of the operating lease liability in each period.
As of December 31, 2024 and December 31, 2023, the Company’s operating lease had a remaining term of 3.5 and 1.5 years, respectively. The Company discounts its lease payments using its incremental borrowing rate as of the commencement of the lease. The Company has determined a weighted-average discount rate of 10.2% and 8.2% as of December 31, 2024 and December 31, 2023, respectively.
Future minimum rental commitments for the Company’s operating leases reconciled to the operating lease liability are as follows (in thousands):

AS OF DECEMBER 31,
2024
2025	$2,340
2026	2,855
2027	2,941
2028	1,492
Total future minimum lease payments	$9,628
Less: imputed interest	(1,580)
Present value of operating lease liability	8,048
Less: current portion of operating lease liability	(1,595)
Non-current portion of operating lease liability	$6,453